Accrued Warranty (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Warranty Obligations

Warranty obligations, included in other current liabilities, were as follows (in thousands):

	Nine Months Ended March 31,
	2013	2012
Beginning balance	$1,381	$806
Accruals for warranties issued during the period	3,076	1,572
Warranty costs incurred during the period	(1,804)	(991)

	$2,653	$1,387

Warranty obligations, included in other current liabilities, were as follows (in thousands):

Balance at June 30, 2009	$126
Accruals for warranties issued during the period	827
Settlements made during the period	(256)

Balance at June 30, 2010	697
Accruals for warranties issued during the period	847
Settlements made during the period	(738)

Balance at June 30, 2011	806
Accruals for warranties issued during the period	1,895
Settlements made during the period	(1,320)

Balance at June 30, 2012	$1,381